UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4980

TCW Strategic Income Fund, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices)

Patrick W. Dennis, Esq.

Assistant Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Item 1.	Report to Stockholders.

TCW Insight that works for you.™

TCW Strategic Income Fund, Inc.

2013 Semi-Annual Report

TCW Strategic Income Fund, Inc. The President’s Letter

Dear Shareholder,

TCW is pleased to present you with the 2013 semi-annual report for the TCW Strategic Income Fund (“TSI” or “Fund”). TSI is a multi-asset class closed-end fund managed by TCW Investment Management Company and is listed on the New York Stock Exchange. We are proud to share the performance results in the table below and we would like to emphasize the Fund’s on-going strength in returns. For the first six months of 2013, the Fund produced a non-annualized 6.99% result for the TSI shareholder. This has brought returns for the period ending June 30, 2013, to 17.73% on a one-year basis, a 19.60% annualized return for the trailing three-year period, and 23.16% for the trailing five-year period. This places the Fund ahead of 92% of the funds in its peer group, the Morningstar Multisector Closed-End Fund universe. Though it cannot be guaranteed, the Fund’s current distribution policy is to pay 7% annually based on the previous year-end net asset value (“NAV”). Year-to-date, the Fund’s return on market price was 6.99% versus the custom benchmark return of 2.69%. Calculated on the basis of the returns of the underlying assets, i.e., a so-called NAV basis, returns were a bit lower. This relates to changes in the discount to NAV at which TSI shares traded in the first half of 2013. Specifically, the share discount to NAV began the year at 4.3% and subsequently narrowed to 2.8%, thus enhancing the relative returns of the TSI shares as compared with the underlying net asset valuation. Distributions of $0.098 per share were paid for each quarter of 2013.

Fund Performance

	Six Months Ended June 30, 2013	Annualized Total Return as of June 30, 2013
		1-Year	3-Year	5-Year	10-Year	Since 3/1/2006 (2)	Since 3/5/1987 (3)
Price Based Performance	6.99%	17.73%	19.60%	23.16%	12.06%	14.07%	8.79%
NAV Based performance	5.29%	18.27%	16.67%	19.79%	10.75%	11.93%	9.16%
Benchmark Returns (1)	2.69%	7.55%	8.85%	7.39%	7.30%	6.41%	N/A

(1)	Custom Benchmark Index: 15% S&P 500 with Income, 15% Merrill Lynch Convertible Index, 45% Barclays Capital Aggregate Bond Index, 25% Citi High Yield Cash Pay Index. Past performance is no guarantee of future results. Current performance may be lower or higher than that quoted. The market value and net asset value of the Fund’s shares will fluctuate with market conditions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund’s distributions. You should not draw any conclusions about the Fund’s performance from the amount of the quarterly distribution or from the terms of the Fund’s managed distribution policy.
(2)	The date on which the Fund’s investment strategy changed to a multi-asset class fund. Prior to this date, the Fund primarily invested in convertible securities.
(3)	Inception date of the Fund.

Following several years of market friendly Federal Reserve (“Fed”) actions in the form of the zero interest rate policy and multiple rounds of quantitative easing (“QE”), the second quarter marked a change in Fed sentiment as it hinted at an upcoming slowdown in the current asset purchase programs. With the fate of the QE program in question, markets dramatically re-priced fixed income sectors. Credit spreads widened on liquidity concerns as the demand for redemptions picked up, with high yield and emerging market funds experiencing the largest outflows. Our expectations for the remainder of 2013 are for continued slow economic growth with periods of ongoing market volatility.

The President’s Letter (Continued)

The table below presents the market value exposures of the Fund across a number of sectors as of June 30, 2013:

Sector	Market Value	% of Market Value
Residential Mortgage-Backed Securities — Non-Agency	$148,411,865	50.1%
Asset-Backed Securities	82,402,572	27.8%
Corporate Bonds	40,153,245	13.6%
Residential Mortgage-Backed Securities — Agency	11,125,452	3.8%
Bank Loans	3,489,131	1.2%
Municipal Bonds	3,137,220	1.1%
Cash and cash equivalents	2,713,581	0.9%
Commercial Mortgage-Backed Securities	2,067,630	0.7%
Convertible Preferred Stocks	1,540,154	0.5%
Common Stocks	1,174,945	0.4%

	$296,215,795

The Fund is diversified across both equity and fixed income asset classes, with the continued emphasis on residential mortgage-backed securities (“MBS”) representing over half of the Fund’s overall exposure. Non-agency MBS, which are issued by private label (non-guaranteed) originators, comprise the majority of this position, while the remainder are Agency MBS, which carry the guarantee of FNMA, FHLMA, or GNMA. Non-Agency MBS, the largest sector in the Fund, was also the primary driver of year-to-date returns. The asset class continued its strong performance for the first few months of the year, and then slowed along with other credit sectors in May and June. However, Agency MBS were particularly volatile and underperformed the broad fixed income markets. Market fears of an unexpectedly early end to the Fed’s QE program catalyzed a rise in Treasury rates which led to negative returns for Agency MBS, with underperformance concentrated in the lower coupon agency MBS cohorts. Agency MBS holdings continue to emphasize low coupon prepayment protected bonds with more stable duration profiles.

Other securitized exposure includes a 28% fund allocation to asset-backed securities (“ABS”) which outperformed the overall fixed income market and experienced only marginal spread widening. The Fund favors such “off-the-run” collateral types as shipping containers and rail cars. A small allocation to commercial real estate is maintained, focused on the top of the capital structure.

Corporate exposure favors financials and utilities which benefit from regulatory limits on leverage and maintain strong balance sheets versus unregulated industrials. A modest allocation to high yield and bank loans is also maintained, with an eye toward issues that are higher in the capital structure and have shorter durations.

TSI’s equity exposure is supplemented with a futures position in the S&P 500 Index. With a notional value of $24.4 million, the equity allocation stands around 8% of the Fund. Management intends to gradually decrease this exposure should equity valuations rise further; alternatively, a meaningful correction in equity prices might lead management to increase the equity allocation.

The President’s Letter (Continued)

Leverage is utilized by TSI through a Line of Credit facility of which $19.2 million was drawn as of June 30, 2013, at a current annual interest rate of 1.34% (total amount available under the facility is $70 million). The use of leverage has been accretive to returns in recent years owing to the general lowering of market rates. However, the use of leverage may not always be positive. For example, should rates rise or credit or mortgage spreads widen, management’s expectation is that the NAV of the Fund could be adversely impacted.

We greatly appreciate your investment in the Fund and your continuing support of TCW. In the event that you have any additional questions or comments, I invite you to visit our web site at www.tcw.com or call our shareholder services department at 1-866-227-8179.

Sincerely,

Charles W. Baldiswieler

President and Chief Executive Officer

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited)	June 30, 2013

Principal Amount	Fixed Income Securities	Value

	Asset-Backed Securities (30.3% of Net Assets)
$1,032,396	AABS, Ltd., (13-1-B), 6.875%, due 01/10/38 (1)	$1,042,638
902,855	Aircastle Pass-Through Trust, (07-1A-G1), (144A), 0.503%, due 06/14/37 (1)(2)	830,355
848,422	AMUR Finance I LLC, (2012-1-A), 14%, due 10/15/16	848,338
911,114	AMUR Finance I LLC, (2012-B), 11%, due 11/21/17	911,111
2,324,873	AMUR Finance I LLC, (2013-1), 8%, due 02/27/22	2,324,868
1,150,000	AMUR Finance I LLC, (2013-1), 10%, due 01/25/22	1,149,997
1,150,000	AMUR Finance I LLC, (2013-2), 10%, due 03/20/24	1,149,997
700,000	ARES XXVI CLO, Ltd., (13-26A-E), (144A), 5.31%, due 04/15/25 (1)(2)	601,808
625,000	Avalon IV Capital, Ltd., (12-1A-C), (144A), 3.878%, due 04/17/23 (1)(2)	629,023
250,000	Axis Equipment Finance Receivables LLC, (12-1I-D), 5.5%, due 11/20/15	238,725
275,000	Axis Equipment Finance Receivables LLC, (12-1I-E1), 6.25%, due 04/20/16	245,410
425,000	Axis Equipment Finance Receivables LLC, (12-1I-E2), 7%, due 03/20/17	353,770
1,594,056	Bayview Commercial Asset Trust, (03-2-A), (144A), 0.773%, due 12/25/33 (1)(2)	1,457,837
1,327,921	Bayview Commercial Asset Trust, (04-1-A), (144A), 0.553%, due 04/25/34 (1)(2)	1,228,548
1,195,088	Bayview Commercial Asset Trust, (04-2-A), (144A), 0.623%, due 08/25/34 (1)(2)	1,103,206
562,556	Bayview Commercial Asset Trust, (04-3-A1), (144A), 0.563%, due 01/25/35 (1)(2)	509,075
1,877,092	Bayview Commercial Asset Trust, (05-2A-A1), (144A), 0.503%, due 08/25/35 (1)(2)	1,532,883
2,035,340	Bayview Commercial Asset Trust, (05-4A-A1), (144A), 0.493%, due 01/25/36 (1)(2)	1,706,408
1,585,371	Bayview Commercial Asset Trust, (06-4A-A1), (144A), 0.423%, due 12/25/36 (1)(2)	1,276,790
1,000,000	Bayview Commercial Asset Trust, (06-SP1-M1), (144A), 0.643%, due 04/25/36 (1)(2)	797,705
1,107,366	Bayview Commercial Asset Trust, (07-2A-A1), (144A), 0.463%, due 07/25/37 (1)(2)	854,509
756,292	Bayview Commercial Asset Trust, (07-3-A1), (144A), 0.433%, due 07/25/37 (1)(2)	598,986
2,200,000	Brazos Higher Education Authority, Inc., (10-1-A2), 1.473%, due 02/25/35 (1)(3)	2,177,266
750,000	Cerberus Offshore Levered I LP, (12-1A-B), (144A), 5.027%, due 11/30/18 (1)(2)	762,409
1,850,000	CIFC Funding, Ltd., (12-2A-A3L), (144A), 3.273%, due 12/05/24 (1)(2)	1,846,709
1,401,630	CIT Education Loan Trust, (07-1-A), (144A), 0.363%, due 03/25/42 (1)(2)	1,301,649
289,792	Cronos Containers Program, Ltd., (12-1A-A), (144A), 4.21%, due 05/18/27 (2)	294,535
370,000	Cronos Containers Program, Ltd., (12-2A-A), (144A), 3.81%, due 09/18/27 (2)	372,168
675,000	EFS Volunteer LLC, (10-1-A2), (144A), 1.126%, due 10/25/35 (1)(2)	665,365
1,500,000	EFS Volunteer No 2 LLC, (12-1-A2), (144A), 1.543%, due 03/25/36 (1)(2)	1,532,370
500,000	Galaxy CLO XIV, Ltd., (12-14A-SUBA), (144A), 0%, due 11/15/24 (2)(4)	452,500
866,168	GE Business Loan Trust, (03-2A-A), (144A), 0.563%, due 11/15/31 (1)(2)	836,154
314,970	GE Business Loan Trust, (03-2A-B), (144A), 1.193%, due 11/15/31 (1)(2)	272,120
535,858	GE Business Loan Trust, (04-1-A), (144A), 0.483%, due 05/15/32 (1)(2)	515,002
487,144	GE Business Loan Trust, (04-1-B), (144A), 0.893%, due 05/15/32 (1)(2)	402,603
525,403	GE Business Loan Trust, (04-2A-A), (144A), 0.413%, due 12/15/32 (1)(2)	507,322
902,191	GE Business Loan Trust, (05-1A-A3), (144A), 0.443%, due 06/15/33 (1)(2)	849,695
584,684	GE Business Loan Trust, (05-1A-C), (144A), 0.893%, due 06/15/33 (1)(2)	477,215
807,434	GE Business Loan Trust, (05-2A-A), (144A), 0.433%, due 11/15/33 (1)(2)	756,752
549,504	GE Business Loan Trust, (05-2A-B), (144A), 0.693%, due 11/15/33 (1)(2)	449,343
83,333	GE SeaCo Finance SRL, (04-1A-A), (144A), 0.493%, due 04/17/19 (1)(2)	82,629
664,584	GE SeaCo Finance SRL, (05-1A-A), (144A), 0.443%, due 11/17/20 (1)(2)	657,497
486,076	Goal Capital Funding Trust, (06-1-B), 0.723%, due 08/25/42 (1)	386,385
1,700,000	Halcyon Loan Advisors Funding, Ltd., (12-2A-C), (144A), 3.122%, due 12/20/24 (1)(2)	1,620,312
2,300,000	Harch CLO II, Ltd., (05-2A-D), (144A), 2.226%, due 10/22/17 (1)(2)	2,067,391

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2013

Principal Amount	Fixed Income Securities	Value

	Asset-Backed Securities (Continued)
$1,750,000	Hewett’s Island CLO, Ltd., (06-5A-D), (144A), 1.723%, due 12/05/18 (1)(2)	$1,605,527
948,035	Highland Loan Funding V, Ltd., (1A-A2A), (144A), 0.954%, due 08/01/14 (1)(2)	941,916
1,016,600	KKR Financial CLO, Ltd., (05-1A-B), (144A), 0.726%, due 04/26/17 (1)(2)	989,433
1,900,000	Lightpoint CLO, Ltd., (05-3X-C), (Reg. S), 2.173%, due 09/15/17 (1)(5)	1,825,492
1,109,092	MAPS CLO Fund II, Ltd., (07-2A-A1), (144A), 0.516%, due 07/20/22 (1)(2)	1,084,878
2,300,000	National Collegiate Master Student Loan Trust I, (02-2-AR10), (144A), 3.693%, due 11/01/42 (1)(2)	2,288,500
1,200,000	National Collegiate Student Loan Trust, (06-3-A3), 0.343%, due 10/25/27 (1)	1,136,294
1,600,000	National Collegiate Student Loan Trust, (06-3-A4), 0.463%, due 03/26/29 (1)	1,266,571
3,400,000	National Collegiate Student Loan Trust, (07-1-A3), 0.433%, due 07/25/30 (1)	2,695,693
2,350,000	National Collegiate Student Loan Trust, (07-3-A2A3), 3.694%, due 12/26/25 (1)	2,246,614
1,900,000	National Collegiate Student Loan Trust, (07-4-A2A3), 3.695%, due 12/26/25 (1)	1,891,678
1,444,279	Navigator CDO, Ltd., (05-1X-C1), (Reg. S), 2.076%, due 10/21/17 (1)(5)	1,445,389
2,200,000	North Carolina State Education Assistance Authority, (11-1-A3), 1.176%, due 10/25/41 (1)(3)	2,149,906
1,269,407	Peachtree Finance Co. LLC, (2005-B-A), (144A), 4.71%, due 04/15/48 (2)	1,332,877
989,765	PMC Aviation LLC, (12-1I-A), 18%, due 04/15/15	999,660
334,545	Sagamore CLO, Ltd., (03-1A-B), (144A), 1.777%, due 10/15/15 (1)(2)	334,560
1,000,000	Scholar Funding Trust, (12-B-A2), (144A), 1.295%, due 03/28/46 (1)(2)	995,818
1,000,000	SLC Student Loan Trust, (06-2-A5), 0.373%, due 09/15/26 (1)(3)	961,990
2,600,000	SLM Private Credit Student Loan Trust, (04-A-A3), 0.673%, due 06/15/33 (1)(3)	2,234,097
2,500,000	SLM Private Credit Student Loan Trust, (04-B-A3), 0.603%, due 03/15/24 (1)(3)	2,141,909
2,300,000	SLM Student Loan Trust, (03-11-A6), (144A), 0.563%, due 12/15/25 (1)(2)	2,279,116
1,400,000	SLM Student Loan Trust, (06-2-A6), 0.446%, due 01/25/41 (1)	1,181,809
1,400,000	SLM Student Loan Trust, (06-8-A6), 0.436%, due 01/25/41 (1)	1,185,617
675,000	Sound Point CLO, Ltd., (12-1A-C), (144A), 3.576%, due 10/20/23 (1)(2)	675,644
1,500,000	Student Loan Consolidation Center, (02-2-B2), (144A), 0%, due 07/01/42 (1)(2)(4)	1,146,592
700,000	Symphony CLO, Ltd., (12-9A-C), (144A), 3.528%, due 04/16/22 (1)(2)	702,011
396,667	TAL Advantage I LLC, (06-1A-NOTE), (144A), 0.375%, due 04/20/21 (1)(2)	390,595
476,667	TAL Advantage I LLC, (10-2A-A), (144A), 4.3%, due 10/20/25 (2)	482,777
189,583	TAL Advantage I LLC, (11-1A-A), (144A), 4.6%, due 01/20/26 (2)	191,927
287,500	Textainer Marine Containers, Ltd., (05-1A-A), (144A), 0.44%, due 05/15/20 (1)(2)	283,824
647,601	Trinity Rail Leasing LP, (06-1A-A1), (144A), 5.9%, due 05/14/36 (2)	715,136
469,792	Triton Container Finance LLC, (06-1A-NOTE), (144A), 0.37%, due 11/26/21 (1)(2)	458,372
213,542	Triton Container Finance LLC, (07-1A-NOTE), (144A), 0.34%, due 02/26/19 (1)(2)	210,870
699,719	Vermont Student Assistance Corp., (12-1-A), 0.893%, due 07/28/34 (1)(3)	694,508
560,000	Wind River CLO, Ltd., (04-1A-B1), (144A), 1.373%, due 12/19/16 (1)(2)	557,594

	Total Asset-Backed Securities (Cost: $80,239,970)	82,402,572

	Collateralized Mortgage Obligations (59.4%)
	Commercial Mortgage-Backed Securities — Non-Agency (0.7%)
1,972,403	DBRR Trust, (11-LC2-AC4), (144A), 4.537%, due 07/12/44 (1)(2)	2,067,630

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
	Residential Mortgage-Backed Securities — Agency (4.1%)
$425,077	Federal Home Loan Mortgage Corp., (1673-SD), 15.232%, due 02/15/24 (I/F) (PAC) (1)(3)	$530,504
917,865	Federal Home Loan Mortgage Corp., (1760-ZD), 1.43%, due 02/15/24 (1)(3)	930,829
265,751	Federal Home Loan Mortgage Corp., (2990-JK), 21.234%, due 03/15/35 (I/F) (1)(3)	362,032
7,471,509	Federal Home Loan Mortgage Corp., (3122-SG), 5.438%, due 03/15/36 (I/O) (I/F) (TAC) (PAC) (1)(3)	1,102,684
3,114,138	Federal Home Loan Mortgage Corp., (3239-SI), 6.458%, due 11/15/36 (I/O) (PAC) (1)(3)	453,354
1,768,305	Federal Home Loan Mortgage Corp., (3323-SA), 5.918%, due 05/15/37 (I/O) (I/F) (1)(3)	182,431
1,461,836	Federal Home Loan Mortgage Corp., (3459-JS), 6.058%, due 06/15/38 (I/O) (I/F) (1)(3)	168,483
5,555,982	Federal Home Loan Mortgage Corp., (4030-HS), 6.418%, due 04/15/42 (I/O) (1)(3)	794,775
8,922,504	Federal National Mortgage Association, (04-53-QV), 1.59%, due 02/25/34 (I/O) (I/F) (1)(3)	273,161
1,419,735	Federal National Mortgage Association, (07-42-SE), 5.917%, due 05/25/37 (I/O) (I/F) (1)(3)	117,202
8,991,872	Federal National Mortgage Association, (07-48-SD), 5.907%, due 05/25/37 (I/O) (I/F) (1)(3)	1,352,827
1,806,774	Federal National Mortgage Association, (09-69-CS), 6.557%, due 09/25/39 (I/O) (I/F) (1)(3)	254,766
2,585,634	Federal National Mortgage Association, (10-112-PI), 6%, due 10/25/40 (I/O) (3)	362,472
2,179,754	Federal National Mortgage Association, (10-99-NI), 6%, due 09/25/40 (I/O) (3)	301,810
8,153,282	Government National Mortgage Association, (06-35-SA), 6.408%, due 07/20/36 (I/O) (I/F) (1)(3)	1,276,233
14,703,747	Government National Mortgage Association, (06-61-SA), 4.558%, due 11/20/36 (I/O) (I/F) (TAC) (1)(3)	1,328,625
8,747,548	Government National Mortgage Association, (08-58-TS), 6.208%, due 05/20/38 (I/O) (I/F) (TAC) (1)(3)	1,333,264

	Total Residential Mortgage-Backed Securities — Agency	11,125,452

	Residential Mortgage-Backed Securities — Non-Agency (54.6%)
2,315,739	ACE Securities Corp., (06-ASP3-A2C), 0.343%, due 06/25/36 (1)	1,339,863
2,093,388	ACE Securities Corp., (07-ASP1-A2C), 0.453%, due 03/25/37 (1)	1,182,019
2,107,920	Adjustable Rate Mortgage Trust, (05-4-6A22), 2.846%, due 08/25/35 (1)	898,320
1,198,099	Adjustable Rate Mortgage Trust, (06-1-2A1), 3.218%, due 03/25/36 (1)(6)	785,397
2,200,000	Asset-Backed Funding Certificates, (05-HE2-M2), 0.943%, due 06/25/35 (1)	2,129,647
3,000,000	Asset-Backed Securities Corp. Home Equity, (06-HE3-A5), 0.463%, due 03/25/36 (1)	1,465,032
3,100,000	Asset-Backed Securities Corp. Home Equity, (07-HE1-A4), 0.333%, due 12/25/36 (1)	2,022,105
1,190,364	Banc of America Funding Trust, (06-3-4A14), 5.5%, due 03/25/36	1,157,684
1,648,734	Banc of America Funding Trust, (06-3-4A14), 6%, due 03/25/36	1,634,750
1,185,101	BCAP LLC Trust, (09-RR4-1A1), (144A), 9.5%, due 06/26/37 (2)	1,267,774
1,505,941	BCAP LLC Trust, (10-RR11-3A2), (144A), 2.899%, due 06/27/36 (1)(2)	1,513,583
1,291,819	BCAP LLC Trust, (11-RR3-1A5), (144A), 2.871%, due 05/27/37 (1)(2)	1,297,488

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2013

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$1,837,898	BCAP LLC Trust, (11-RR3-5A3), (144A), 5.094%, due 11/27/37 (1)(2)	$1,779,344
919,466	BCAP LLC Trust, (11-RR4-1A3), (144A), 2.868%, due 03/26/36 (1)(2)	902,044
1,074,916	BCAP LLC Trust, (11-RR5-1A3), (144A), 2.716%, due 03/26/37 (1)(2)	1,034,902
685,532	BCAP LLC Trust, (11-RR5-2A3), (144A), 2.854%, due 06/26/37 (1)(2)	684,409
1,744,854	Bear Stearns Adjustable Rate Mortgage Trust, (07-4-22A1), 5.252%, due 06/25/47 (1)(6)	1,514,812
1,187,404	Bear Stearns Asset-Backed Securities Trust, (05-AC6-1A3), 5.5%, due 09/25/35 (1)	1,194,105
1,005,536	Bear Stearns Asset-Backed Securities Trust, (06-IM1-A1), 0.423%, due 04/25/36 (1)(6)	676,966
455,990	Centex Home Equity Loan Trust, (05-A-AF5), 5.28%, due 01/25/35	469,299
3,100,000	Centex Home Equity Loan Trust, (06-A-AV4), 0.443%, due 06/25/36 (1)	2,761,554
3,282,408	Citigroup Mortgage Loan Trust, Inc., (05-8-1A1A), 2.795%, due 10/25/35 (1)	2,678,995
2,508,552	CitiMortgage Alternative Loan Trust, (06-A3-1A7), 6%, due 07/25/36 (6)	2,202,297
1,441,818	CitiMortgage Alternative Loan Trust, (06-A5-1A8), 6%, due 10/25/36 (6)	1,177,089
599,692	Conseco Finance Securitizations Corp., (01-4-A4), 7.36%, due 08/01/32	641,184
1,200,000	Countryplace Manufactured Housing Contract Trust, (07-1-A4), (144A), 5.846%, due 07/15/37 (1)(2)	1,211,296
1,586,860	Countrywide Asset-Backed Certificates, (07-13-2A1), 1.093%, due 10/25/47 (1)(3)	1,337,940
2,037,543	Countrywide Home Loans, (04-HYB4-B1), 2.609%, due 09/20/34 (1)	197,423
84,198,440	Countrywide Home Loans, (06-14-X), 0.3%, due 09/25/36 (I/O) (1)(3)(7)	905,681
2,760,843	Countrywide Home Loans, (06-HYB2-1A1), 2.988%, due 04/20/36 (1)(6)	1,847,823
656,983	Credit Suisse First Boston Mortgage Securities Corp., (04-AR5-11A2), 0.933%, due 06/25/34 (1)	633,125
2,315,011	Credit Suisse First Boston Mortgage Securities Corp., (05-12-1A1), 6.5%, due 01/25/36 (6)	1,917,843
1,602,870	Credit Suisse Mortgage Capital Certificates, (06-6-1A8), 6%, due 07/25/36 (6)	1,211,951
1,233,285	Credit-Based Asset Servicing and Securitization LLC, (03-CB3-AF1), 3.379%, due 12/25/32 (3)	1,188,424
2,027,445	Credit-Based Asset Servicing and Securitization LLC, (06-CB1-AF2), 3.875%, due 01/25/36	1,286,065
3,281,585	Credit-Based Asset Servicing and Securitization LLC, (06-CB2-AF2), 4.078%, due 12/25/36	2,155,864
1,426,212	Credit-Based Asset Servicing and Securitization LLC, (07-CB2-A2B), 5.146%, due 02/25/37	1,141,577
1,980,749	Credit-Based Asset Servicing and Securitization LLC, (07-CB3-A3), 4.522%, due 03/25/37	1,131,900
4,417,759	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, (06-AB2-A2), 6.16%, due 06/25/36 (1)(6)	3,277,308
1,779,273	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, (06-AR6-A6), 0.383%, due 02/25/37 (1)(6)	1,165,355
429,929	DSLA Mortgage Loan Trust, (06-AR2-2A1A), 0.462%, due 10/19/36 (1)	349,275
1,981,141	First Franklin Mortgage Loan Asset-Backed Certificates, (06-FF13-A2C), 0.353%, due 10/25/36 (1)	1,312,191
2,318,847	First Franklin Mortgage Loan Asset-Backed Certificates, (06-FF18-A2D), 0.403%, due 12/25/37(1)	1,334,499

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$2,047,318	Green Tree, (08-MH1-A2), (144A), 8.97%, due 04/25/38 (1)(2)	$2,298,780
870,132	Green Tree, (08-MH1-A3), (144A), 8.97%, due 04/25/38 (1)(2)	963,254
750,000	Green Tree Financial Corp., (96-6-M1), 7.95%, due 09/15/27	839,731
1,085,266	Green Tree Financial Corp., (96-7-M1), 7.7%, due 09/15/26 (1)	1,170,743
797,426	Green Tree Financial Corp., (97-3-A5), 7.14%, due 03/15/28	864,419
330,583	Green Tree Financial Corp., (97-3-A7), 7.64%, due 03/15/28 (1)	362,251
726,287	Green Tree Financial Corp., (98-3-A6), 6.76%, due 03/01/30 (1)	770,062
829,195	Green Tree Financial Corp., (98-4-A5), 6.18%, due 04/01/30	861,906
709,067	Green Tree Financial Corp., (98-4-A6), 6.53%, due 04/01/30 (1)	742,041
750,818	Green Tree Financial Corp., (98-4-A7), 6.87%, due 04/01/30 (1)	800,854
733,766	Greenpoint Manufactured Housing, (99-5-A5), 7.82%, due 12/15/29 (1)	766,592
341,846	Greenpoint Mortgage Funding Trust, (05-HE4-1A1), 0.633%, due 07/25/30 (1)	331,633
2,521,006	GSAA Home Equity Trust, (06-13-AF6), 6.04%, due 07/25/36	1,708,541
1,676,527	GSAMP Trust, (06-FM3-A2C), 0.393%, due 11/25/36 (1)	902,742
1,146,097	GSC Capital Corp. Mortgage Trust, (06-2-A1), 0.373%, due 05/25/36 (1)(6)	777,636
1,097,384	GSR Mortgage Loan Trust, (05-AR3-6A1), 2.816%, due 05/25/35 (1)	979,956
186,586	HSBC Home Equity Loan Trust USA, (05-2-M1), 0.652%, due 01/20/35 (1)	184,386
1,000,000	HSI Asset Securitization Corp. Trust, (06-OPT2-2A4), 0.483%, due 01/25/36 (1)	927,032
1,775,998	Indymac Index Mortgage Loan Trust, (05-AR19-A1), 4.916%, due 10/25/35 (1)	1,493,344
4,170,793	Indymac Index Mortgage Loan Trust, (06-AR13-A4X), 4.228%, due 07/25/36 (I/O) (1)(7)	176,812
2,398,266	Indymac Index Mortgage Loan Trust, (07-AR5-2A1), 2.785%, due 05/25/37 (1)(6)	1,679,950
2,051,624	Indymac Index Mortgage Loan Trust, (07-FLX2-A1C), 0.383%, due 04/25/37 (1)	1,379,534
525,265	Indymac Manufactured Housing Contract, (98-2-A4), 6.64%, due 08/25/29 (1)	523,023
1,226,808	JPMorgan Alternative Loan Trust, (06-A2-5A1), 5.249%, due 05/25/36 (1)(6)	902,594
631,494	JPMorgan Mortgage Trust, (07-S2-1A1), 5%, due 06/25/37 (6)	500,558
656,287	Lehman ABS Manufactured Housing Contract Trust, (01-B-A6), 6.467%, due 04/15/40 (1)	721,978
2,263,869	Lehman XS Trust, (06-10N-1A3A), 0.403%, due 07/25/46 (1)(6)	1,679,770
3,231,250	Lehman XS Trust, (06-12N-A31A), 0.393%, due 08/25/46 (1)(6)	2,133,420
1,700,000	Long Beach Mortgage Loan Trust, (04-4-M1), 1.093%, due 10/25/34 (1)(3)	1,568,938
2,090,909	MASTR Alternative Loans Trust, (07-HF1-4A1), 7%, due 10/25/47 (6)	1,565,649
1,458,434	Merrill Lynch First Franklin Mortgage Loan Trust, (07-3-A2B), 0.323%, due 06/25/37 (1)	1,001,030
2,450,000	Merrill Lynch First Franklin Mortgage Loan Trust, (07-3-A2C), 0.373%, due 06/25/37 (1)	1,416,752
3,054,008	Merrill Lynch First Franklin Mortgage Loan Trust, (07-5-2A2), 1.193%, due 10/25/37 (1)	2,374,334
1,145,409	Merrill Lynch Mortgage-Backed Securities Trust, (07-2-1A1), 2.574%, due 08/25/36 (1)(6)	984,625
672,714	Mid-State Trust, (04-1-B), 8.9%, due 08/15/37	841,216
672,714	Mid-State Trust, (04-1-M1), 6.497%, due 08/15/37	773,718
320,063	Mid-State Trust, (6-A1), 7.34%, due 07/01/35	349,013
502,059	Mid-State Trust, (6-A3), 7.54%, due 07/01/35	543,863
1,422,769	Morgan Stanley ABS Capital I, Inc. Trust, (03-NC6-M1), 1.393%, due 06/25/33 (1)	1,367,346
260,487	Morgan Stanley ABS Capital I, Inc. Trust, (05-HE3-M2), 0.713%, due 07/25/35 (1)	257,363
1,500,000	Morgan Stanley ABS Capital I, Inc. Trust, (05-HE3-M3), 0.723%, due 07/25/35 (1)	1,356,427
1,827,861	Morgan Stanley ABS Capital I, Inc. Trust, (07-15AR-4A1), 4.613%, due 11/25/37 (1)(6)	1,315,786

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2013

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$1,373,686	MortgageIT Trust, (05-5-A1), 0.453%, due 12/25/35 (1)	$1,220,304
3,000,000	Nationstar Home Equity Loan Trust, (07-B-2AV3), 0.443%, due 04/25/37 (1)	1,875,962
1,280,000	New Century Home Equity Loan Trust, (05-3-M1), 0.673%, due 07/25/35 (1)	1,257,849
2,520,564	Nomura Asset Acceptance Corp., (06-AR1-1A), 3.454%, due 02/25/36 (1)(6)	1,728,321
2,922,740	Novastar Home Equity Loan, (06-2-A2C), 0.343%, due 06/25/36 (1)	1,704,592
536,010	Oakwood Mortgage Investors, Inc., (01-D-A3), 5.9%, due 09/15/22 (1)	416,482
876,502	Oakwood Mortgage Investors, Inc., (01-D-A4), 6.93%, due 09/15/31 (1)	744,554
711,127	Oakwood Mortgage Investors, Inc., (02-A-A3), 6.03%, due 05/15/24 (1)	758,461
1,032,070	Oakwood Mortgage Investors, Inc., (98-A-M), 6.825%, due 05/15/28 (1)	1,136,699
409,947	Oakwood Mortgage Investors, Inc., (98-D-A), 6.4%, due 01/15/29	417,436
755,868	Oakwood Mortgage Investors, Inc., (99-B-A4), 6.99%, due 12/15/26	823,924
843,718	Origen Manufactured Housing Contract Trust, (04-A-M2), 6.64%, due 01/15/35 (1)	930,074
698,880	Origen Manufactured Housing Contract Trust, (05-A-M1), 5.46%, due 06/15/36 (1)	734,493
1,810,000	Park Place Securities, Inc., (05-WCW1-M1), 0.643%, due 09/25/35 (1)	1,678,038
1,056,171	Popular ABS Mortgage Pass-Through Trust, (05-3-AF4), 4.776%, due 07/25/35 (1)	1,085,578
2,280,109	Residential Accredit Loans, Inc., (05-QA7-A1), 3.249%, due 07/25/35 (1)(6)	1,606,644
1,605,033	Residential Accredit Loans, Inc., (05-QA8-CB21), 3.45%, due 07/25/35 (1)	1,282,024
1,362,443	Residential Accredit Loans, Inc., (06-Q07-2A1), 1.018%, due 09/25/46 (1)(6)	845,512
1,421,055	Residential Accredit Loans, Inc., (06-QS1-A3), 5.75%, due 01/25/36 (PAC) (6)	1,242,822
32,719,210	Residential Accredit Loans, Inc., (06-QS11-AV), 0.329%, due 08/25/36 (I/O) (1)(7)	463,222
16,175,547	Residential Accredit Loans, Inc., (06-QS6-1AV), 0.732%, due 06/25/36 (I/O) (1)(7)	507,144
3,128,677	Residential Accredit Loans, Inc., (06-QS8-A3), 6%, due 08/25/36 (6)	2,458,273
35,999,619	Residential Accredit Loans, Inc., (07-QS2-AV), 0.315%, due 01/25/37 (I/O) (1)(7)	517,819
36,438,389	Residential Accredit Loans, Inc., (07-QS3-AV), 0.318%, due 02/25/37 (I/O) (1)(7)	520,716
887,741	Residential Accredit Loans, Inc., (07-QS6-A62), 5.5%, due 04/25/37 (TAC) (6)	690,011
6,075,424	Residential Asset Securitization Trust, (07-A5-AX), 6%, due 05/25/37 (I/O) (7)	891,260
109,271,561	Residential Funding Mortgage Securities, (06-S9-AV), 0.306%, due 09/25/36 (I/O) (1)(7)	1,130,141
434,114	Residential Funding Mortgage Securities II, (01-HI3-AI7), 7.56%, due 07/25/26	441,139
2,761,093	Securitized Asset-Backed Receivables LLC Trust, (07-BR4-A2C), 0.483%, due 05/25/37 (1)	1,543,452
4,614,000	Securitized Asset-Backed Receivables LLC Trust, (07-NC2-A2C), 0.413%, due 01/25/37 (1)	2,492,161
1,329,458	Structured Adjustable Rate Mortgage Loan Trust, (05-20-1A1), 2.669%, due 10/25/35 (1)(6)	914,699
1,084,969	Structured Adjustable Rate Mortgage Loan Trust, (07-9-2A1), 5.981%, due 10/25/47 (1)(6)	742,898
1,333,481	Structured Asset Mortgage Investments, Inc., (07-AR6-A1), 1.668%, due 08/25/47 (1)	1,055,293
1,000,000	Structured Asset Securities Corp., (05-WF4-M2), 0.623%, due 11/25/35 (1)	901,114
313,852	UCFC Manufactured Housing Contract, (97-4-A4), 6.995%, due 04/15/29 (1)	320,858
615,292	Vanderbilt Acquisition Loan Trust, (02-1-A4), 6.57%, due 05/07/27 (1)	644,075
464,035	Vanderbilt Acquisition Loan Trust, (02-1-M1), 7.33%, due 05/07/32 (1)	519,500
1,209,076	Vanderbilt Mortgage Finance, (00-C-ARM), 0.543%, due 10/07/30 (1)	987,604
760,931	Vanderbilt Mortgage Finance, (01-A-M1), 7.74%, due 04/07/31 (1)	784,693
438,231	Vanderbilt Mortgage Finance, (01-C-M1), 6.76%, due 01/07/32	443,470

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$900,000	Vanderbilt Mortgage Finance, (02-C-A5), 7.6%, due 12/07/32 (3)	$957,971
3,410,630	WAMU Asset-Backed Certificates, (07-HE1-2A3), 0.343%, due 01/25/37 (1)	1,813,357
1,500,000	Wells Fargo Home Equity Trust, (06-2-A4), 0.443%, due 07/25/36 (1)	1,326,823
1,542,912	Wells Fargo Mortgage-Backed Securities Trust, (06-AR10-5A1), 2.613%, due 07/25/36 (1)(6)	1,363,526
1,398,176	Wells Fargo Mortgage-Backed Securities Trust, (07-AR3-A4), 5.696%, due 04/25/37 (1)(6)	1,315,073

	Total Residential Mortgage-Backed Securities — Non-Agency	148,411,865

	Total Collateralized Mortgage Obligations (Cost: $145,371,440)	161,604,947

	Bank Loans (1.3%)
	Electric (0.9%)
1,172,947	Mach Gen, LLC, Second Lien Term Loan, 22.6%, due 02/20/15 (8)	752,152
2,500,000	TXU U.S. Holdings Co., Extended First Lien Term Loan, 11%, due 10/10/17 (8)	1,751,100

	Total Electric	2,503,252

	Telecommunications (0.4%)
982,563	Intelsat Jackson Holdings, Ltd., Term Loan, 6.1%, due 04/02/18 (8)	985,879

	Total Bank Loans (Cost: $3,687,326)	3,489,131

	Corporate Bonds (14.8%)
	Airlines (2.3%)
1,804,979	Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1), 7.707%, due 10/02/22(EETC)	2,010,295
829,285	Delta Air Lines, Inc. Pass-Through Certificates, (02-1G1), 6.718%, due 07/02/24(EETC)	908,067
1,000,000	JetBlue Airways Corp. Pass-Through Trust, (04-2-G2), 0.725%, due 05/15/18 (EETC) (1)	903,750
783,795	US Airways Group, Inc. Pass-Through Certificates, (10-1A), 6.25%, due 10/22/24(EETC)	836,702
1,500,000	US Airways Group, Inc. Pass-Through Trust, (12-2B), 6.75%, due 12/03/22(EETC)	1,567,500

	Total Airlines	6,226,314

	Banks (2.8%)
1,400,000	Chase Capital III, 0.825%, due 03/01/27 (1)	1,161,455
2,000,000	Citigroup, Inc., 0.823%, due 08/25/36 (1)	1,628,686
1,000,000	HBOS PLC (United Kingdom), (144A), 6%, due 11/01/33 (2)	875,000
400,000	JPMorgan Chase Capital XXI, 1.223%, due 01/15/87 (1)	300,005
1,000,000	JPMorgan Chase Capital XXIII, 1.275%, due 05/15/77 (1)	759,219
650,000	Lloyds TSB Bank PLC (United Kingdom), (144A), 5.8%, due 01/13/20 (2)	732,394
908,000	Macquarie Bank, Ltd. (Australia), (144A), 6.625%, due 04/07/21 (2)	962,224
1,200,000	Royal Bank of Scotland Group PLC (United Kingdom), 6.125%, due 12/15/22	1,144,218

	Total Banks	7,563,201

	Coal (0.2%)
675,000	Arch Coal, Inc., 7%, due 06/15/19	567,000

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2013

Principal Amount	Fixed Income Securities	Value

	Corporate Bonds (Continued)
	Diversified Financial Services (0.9%)
$3,000,000	General Electric Capital Corp., 0.755%, due 08/15/36 (1)(3)	$2,448,762

	Electric (2.5%)
478,000	AES Corp., 7.75%, due 10/15/15	521,916
1,250,000	Astoria Depositor Corp., (144A), 8.144%, due 05/01/21 (2)	1,237,500
2,250,000	Dynegy Roseton/Danskammer Pass-Through Trust, Series B, 7.67%, due 11/08/16 (EETC) (9)	56,250
650,000	Edison Mission Energy, 7%, due 05/15/17 (9)	368,063
1,000,000	GenOn Americas Generation LLC, 9.125%, due 05/01/31	1,075,000
798,437	Mirant Mid-Atlantic Pass-Through Certificates, Series B, 9.125%, due 06/30/17(EETC)	882,272
1,169,153	Mirant Mid-Atlantic Pass-Through Certificates, Series C, 10.06%, due 12/30/28(EETC)	1,303,606
1,200,000	PNM Resources, Inc., 9.25%, due 05/15/15	1,362,000

	Total Electric	6,806,607

	Engineering & Construction (0.6%)
700,000	Heathrow Funding, Ltd. (United Kingdom), (144A), 4.875%, due 07/15/23 (2)	747,469
750,000	Sydney Airport Finance Co. Pty, Ltd. (Australia), (144A), 5.125%, due 02/22/21 (2)	787,222

	Total Engineering & Construction	1,534,691

	Gas (1.0%)
1,190,000	Sabine Pass LNG, LP, 7.5%, due 11/30/16	1,288,175
1,500,000	Sabine Pass LNG, LP, (144A), 7.5%, due 11/30/16 (2)	1,552,500

	Total Gas	2,840,675

	Healthcare-Services (0.2%)
540,000	CHS/Community Health Systems, Inc., 8%, due 11/15/19	577,800

	Insurance (0.3%)
715,000	ZFS Finance USA Trust II, (144A), 6.45%, due 12/15/65 (1)(2)	770,413

	Iron & Steel (0.3%)
800,000	ArcelorMittal (Luxembourg), 6.75%, due 02/25/22	828,080

	Oil & Gas (0.2%)
500,000	Pacific Drilling V, Ltd., (144A), 7.25%, due 12/01/17 (2)	522,500

	Pharmaceuticals (0.3%)
750,000	VPII Escrow Corp., (144A), 7.5%, due 07/15/21 (2)	781,875

	Pipelines (0.7%)
2,066,000	Energy Transfer Partners LP, (144A), 3.292%, due 11/01/66 (1)(2)	1,869,730

	Real Estate (0.5%)
1,375,000	Post Apartment Homes, LP, 4.75%, due 10/15/17	1,483,177

	REIT (1.3%)
1,000,000	Health Care REIT, Inc., 6.125%, due 04/15/20	1,137,603
700,000	Healthcare Realty Trust, Inc., 5.75%, due 01/15/21	765,417

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Corporate Bonds (Continued)
	REIT (Continued)
$500,000	Healthcare Realty Trust, Inc., 6.5%, due 01/17/17	$559,446
950,000	SL Green Realty Corp., 5%, due 08/15/18	1,020,754

	Total REIT	3,483,220

	Trucking & Leasing (0.7%)
760,000	AWAS Aviation Capital, Ltd., (144A), 7%, due 10/17/16 (2)	794,200
1,000,000	Maxim Crane Works LP, (144A), 12.25%, due 04/15/15 (2)	1,055,000

	Total Trucking & Leasing	1,849,200

	Total Corporate Bonds (Cost: $38,598,731)	40,153,245

	Municipal Bonds (1.2%)
1,000,000	California State Build America Bonds, 7.95%, due 03/01/36	1,187,710
1,200,000	Illinois State Build America Bonds, 6.63%, due 02/01/35	1,238,856
765,000	Illinois State General Obligation Bonds, 5.1%, due 06/01/33	710,654

	Total Municipal Bonds (Cost: $3,234,971)	3,137,220

	Total Fixed Income Securities (Cost: $271,132,438) (107.0%)	290,787,115

Number of Shares	Convertible Preferred Stock
	Electric (0.3%)
16,500	AES Corp., $3.375	830,280

	Oil & Gas (0.3%)
8,200	Chesapeake Energy Corp., $5.00	709,874

	Total Convertible Preferred Stock (Cost: $1,473,300) (0.6%)	1,540,154

	Common Stock
	Electric (0.4%)
52,104	Dynegy, Inc. (10)	1,174,945

	Total Common Stock (Cost: $1,832,723) (0.4%)	1,174,945

Principal Amount	Short Term Investments
	Repurchase Agreement (Cost: $1,568,714) (0.6%)
$1,568,714	State Street Bank & Trust Company, 0.01%, due 07/01/13 (collateralized by $1,685,000 Federal National Mortgage Association, 2.12%, due 11/07/22, valued at $1,601,817) (Total Amount to be Received Upon Repurchase $1,568,715)	1,568,714

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2013

Principal Amount	Short Term Investments	Value

	U.S. Treasury Security (Cost: $1,144,867) (0.4%)
$1,145,000	U.S. Treasury Bill, 0.081%, due 08/22/13 (11)	$1,144,867

	Total Short-Term Investments (Cost $2,713,581) (1.0%)	2,713,581

	TOTAL INVESTMENTS (Cost $277,152,042) (109.0%)	296,215,795
	LIABILITIES IN EXCESS OF OTHER ASSETS (-9.0%)	(24,354,750)

	NET ASSETS (100.0%)	$271,861,045

Futures Contracts — Exchange Traded
Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
BUY
61	S&P 500 Index Futures	09/19/13	$24,389,325	$(424,423)

SELL
12	10-Year U.S. Treasury Note Futures	09/19/13	$1,518,750	$36,347
9	30-Year U.S. Treasury Note Futures	09/19/13	1,222,594	44,061

			$2,741,344	$80,408

Notes to Schedule of Investments:

(1)	Floating or variable rate security. The interest shown reflects the rate in effect at June 30, 2013.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally to qualified institutional buyers. At June 30, 2013, the value of these securities amounted to $75,225,371 or 27.7% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(3)	All or a portion of this security is segregated to cover open futures contracts, when issued, delayed delivery or forward commitments. (Note 1)
(4)	As of June 30, 2013, security is not accruing interest.
(5)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered with in the United States except under special exemptions. At June 30, 2013, the value of these securities amounted to $3,270,881 or 1.2% of net assets.
(6)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.
(7)	Illiquid security.
(8)	Rate stated is the effective yield.
(9)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(10)	Non-income producing security.
(11)	Rate shown represents yield-to-maturity.
ABS -	Asset-Backed Securities.
CDO -	Collateralized Debt Obligation.
CLO -	Collateralized Loan Obligation.
EETC -	Enhanced Equipment Trust Certificate.
I/F -	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O -	Interest Only Security.
PAC -	Planned Amortization Class.
REIT -	Real Estate Investment Trust.
TAC -	Target Amortization Class.

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Investments by Industry (Unaudited)	June 30, 2013

Industry	Percentage of Net Assets
Residential Mortgage-Backed Securities — Non-Agency	54.6%
Asset-Backed Securities	30.3
Residential Mortgage-Backed Securities — Agency	4.1
Electric	4.1
Banks	2.8
Airlines	2.3
REIT	1.3
Municipal Bonds	1.2
Gas	1.0
Diversified Financial Services	0.9
Commercial Mortgage-Backed Securities — Non-Agency	0.7
Trucking & Leasing	0.7
Pipelines	0.7
Engineering & Construction	0.6
Oil & Gas	0.5
Real Estate	0.5
Telecommunications	0.4
Insurance	0.3
Iron & Steel	0.3
Pharmaceuticals	0.3
Coal	0.2
Healthcare-Services	0.2
Short-Term Investments	1.0

Total	109.0%

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Statement of Assets and Liabilities (Unaudited)	June 30, 2013

ASSETS:
Investments, at Value (Cost: $277,152,042)	$296,215,795
Interest and Dividends Receivable	1,427,102
Receivable for Securities Sold	543,614

Total Assets	298,186,511

LIABILITIES:
Payables for Borrowings	19,162,000
Distributions Payable	4,673,322
Payables for Securities Purchased	1,178,680
Payable for When-Issued Securities	750,000
Accrued Other Expenses	169,917
Accrued Investment Advisory Fees	142,350
Payable for Variation Margin on Open Financial Futures Contracts	112,638
Interest Payable on Borrowings	100,574
Accrued Directors’ Fees and Expenses	33,660
Accrued Compliance Expense	2,325

Total Liabilities	26,325,466

NET ASSETS	$271,861,045

NET ASSETS CONSIST OF:
Common Stock, par value $0.01 per share (75,000,000 shares authorized, 47,686,957 shares issued and outstanding)	$476,870
Paid-in Capital	268,963,513
Accumulated Net Realized Loss on Investments and Futures Contracts	(12,536,747)
Distributions in Excess of Net Investment Income	(3,762,329)
Net Unrealized Appreciation on Investments and Futures Contracts	18,719,738

NET ASSETS	$271,861,045

NET ASSET VALUE PER SHARE	$5.70

MARKET PRICE PER SHARE	$5.54

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Statement of Operations (Unaudited)	Six Months Ended June 30, 2013

INVESTMENT INCOME:
Income
Interest	$8,578,483
Dividends	48,344

Total Investment Income	8,626,827

Expenses
Investment Advisory Fees	873,686
Interest Expense	185,496
Legal Fees	72,868
Audit and Tax Service Fees	64,693
Directors’ Fees and Expenses	58,545
Accounting Fees	36,315
Proxy Expense	32,914
Custodian Fees	32,460
Transfer Agent Fees	25,881
Listing Fees	21,966
Printing and Distribution Costs	21,833
Compliance Expense	15,423
Miscellaneous Expenses	11,674
Administration Fees	7,151
Insurance Expense	6,687

Total Expenses	1,467,592

Net Investment Income	7,159,235

NET REALIZED GAIN AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS AND FUTURES CONTRACTS:
Net Realized Gain on:
Investments	10,528,453
Futures Contracts	3,750,870
Change in Unrealized Appreciation (Depreciation) on:
Investments	(7,018,940)
Futures Contracts	(272,270)

Net Realized Gain and Change in Unrealized Appreciation on Investments and Futures Contracts	6,988,113

INCREASE IN NET ASSETS FROM OPERATIONS	$14,147,348

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
OPERATIONS:
Net Investment Income	$7,159,235	$20,473,531
Net Realized Gain on Investments, Futures Contracts and Swap Agreements	14,279,323	20,791,796
Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts and Swap Agreements	(7,291,210)	16,126,895

Increase in Net Assets Resulting from Operations	14,147,348	57,392,222

DISTRIBUTIONS TO SHAREHOLDERS:
From Net Investment Income	(9,344,236)	(26,004,198)

CAPITAL SHARE TRANSACTIONS:
Shares Issued in Reinvestment of Dividends (45,047 for the six months ended June 30, 2013 and 31,931 for the year ended December 31, 2012)	259,919	182,967

Total Increase in Net Assets	5,063,031	31,570,991

NET ASSETS:
Beginning of Period	266,798,014	235,227,023

End of Period	$271,861,045	$266,798,014

Distributions in Excess of Net Investment Income	$(3,762,329)	$(1,577,328)

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Statement of Cash Flows (Unaudited)	Six Months Ended June 30, 2013

CASH FLOWS FROM OPERATING ACTIVITIES:
Net Increase in Net Assets From Operations	$14,147,348
Adjustments to Reconcile Increase in Net Assets Resulting
From Operations to Net Cash Provided by Operating Activities:
Investments Purchased	(70,645,249)
Proceeds from Investments Sold	68,458,292
Short-Term Investments, Net	(1,290,147)
Net Realized and Unrealized (Gain)/Loss on Investments	(3,509,513)
Net Amortization/Accretion of Premium/(Discount)	(202,823)
Changes in Assets and Liabilities:
Increase in Interest and Dividends Receivable	199,847
Decrease in Accrued Directors’ Fees and Expenses	(600)
Decrease in Accrued Compliance Expense	(525)
Increase in Accrued Investment Advisory Fees	1,034
Increase in Variation Margin on Futures	799,451
Increase in Interest Payable on Borrowings	82,435
Decrease in Accrued Other Expenses	(60,148)

Net Cash Provided by Operating Activities	7,979,402

CASH FLOWS USED IN FINANCING ACTIVITIES:
Cash Distributions Paid	(18,060,402)
Increase in Borrowings	10,081,000

Net Cash Used in Financing Activities	(7,979,402)

Net Change in Cash	—
Cash at Beginning of Period	—

Cash at End of the Period	$—

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Reinvestment of Dividends	$259,919

Interest Paid During the Period	$103,061

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited)	June 30, 2013

Note 1 — Significant Accounting Policies

TCW Strategic Income Fund, Inc. (the “Fund”) was incorporated in Maryland on January 13, 1987 as a diversified, closed-end investment management company and is registered under the Investment Company Act of 1940, as amended, and is traded on the New York Stock Exchange under the symbol TSI. The Fund commenced operations on March 5, 1987. The Fund’s investment objective is to seek a total return comprised of current income and capital appreciation by investing in convertible securities, marketable equity securities, investment-grade debt securities, high-yield debt securities, securities issued or guaranteed by the United States Government, its agencies and instrumentalities (“U.S. Government Securities”), repurchase agreements, mortgage related securities, asset-backed securities, money market securities, other securities and derivative instruments without limit believed by the Fund’s investment advisor to be consistent with the Fund’s investment objective. TCW Investment Management Company (the “Advisor”) is the investment advisor to the Fund and is registered under the Investment Advisers Act of 1940.

Security Valuation:    Securities traded on national exchanges, except those traded on the NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last reported sales price or the mean of the current bid and asked prices if there are no sales in the trading period. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last reported sales price. Other securities which are traded on the over-the-counter market are valued at the mean of the current bid and asked prices as furnished by independent pricing services or by dealer quotations. Short-term debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, after which they are valued at amortized cost using their value on the 61st day prior to maturity. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. Swap agreements are valued at the last ask price if no sales are reported.

Securities for which market quotations are not readily available, including circumstances under which market quotations are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Significant Accounting Policies (Continued)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:    A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Asset-backed securities, mortgage-backed securities and collateralized mortgage obligations.    The fair value of asset-backed securities, mortgage-backed securities and collateralized mortgage obligations is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Bank loans.    The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, which will then be in Level 3.

Corporate bonds.    The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

TCW Strategic Income Fund, Inc.

June 30, 2013

Note 1 — Significant Accounting Policies (Continued)

Equity securities.    Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable.

Futures contracts.    Futures contracts are generally valued at the settlement prices established at the close of business each day by the exchange on which they are traded. The value of the Fund’s futures contracts is marked daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. As such they are categorized as Level 1.

Municipal bonds.    Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized as Level 2; otherwise the fair values are categorized as Level 3.

Restricted securities.    Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable.

U.S. Government and agency securities.    U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$75,018,601	$7,383,971	$82,402,572

Collaterized Mortgage Obligations
Commercial Mortgage-Backed Securities — Non-Agency	—	2,067,630	—	2,067,630
Residential Mortgage-Backed Securities — Agency	—	11,125,452	—	11,125,452
Residential Mortgage-Backed Securities — Non-Agency	—	143,299,070	5,112,795	148,411,865

Total Collaterized Mortgage Obligations	—	156,492,152	5,112,795	161,604,947

Bank Loans*	—	3,489,131	—	3,489,131

Corporate Bonds*	—	40,096,995	56,250	40,153,245

Municipal Bonds	—	3,137,220	—	3,137,220

Total Fixed Income Securities	—	278,234,099	12,553,016	290,787,115

Convertible Preferred Stock*	1,540,154	—	—	1,540,154

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Significant Accounting Policies (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock*	$1,174,945	$—	$—	$1,174,945

Total Short-Term Investments	1,144,867	1,568,714	—	2,713,581

Total Investments	3,859,966	279,802,813	12,553,016	296,215,795

Asset Derivatives
Futures Contracts
Interest Rate Risk	80,408	—	—	80,408

Liability Derivatives
Futures Contracts
Equity Risk	$(424,423)	$—	$—	$(424,423)

*	See Schedule of Investments for corresponding industries.

The Fund did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the six months ended June 30, 2013.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of 12/31/2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3*		Transfers (out) of Level 3*	Balance as of 06/30/13	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 06/30/13
Asset-Backed Securities	$437,143	$—	$—	$(16,922)	$4,650,000	$(761,284)	$3,075,034	**	$—	$7,383,971	$(16,922)
Residential Mortgage-Backed Securities —Non-Agency	11,546,414	—	2,052,129	(2,574,452)	—	(5,911,296)	—		—	$5,112,795	(74,510)
Corporate Bonds	—	—	—	—	—	—	56,250	**	—	$56,250	—

Total	$11,983,557	$—	$2,052,129	$(2,591,374)	$4,650,000	$(6,672,580)	$3,131,284		$—	$12,553,016	$(91,432)

*	The Fund recognizes transfers in and transfers out at the beginning of the period.

**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

TCW Strategic Income Fund, Inc.

June 30, 2013

Note 1 — Significant Accounting Policies (Continued)

Significant unobservable valuations inputs for Level 3 investments as of June 30, 2013, are as follows:

Description	Fair Value at 06/30/13	Valuation Techniques*	Unobservable Input	Range
Asset-Backed Securities	$7,383,971	Methods of Comparables/Consensus Pricing	Offered Quotes	$99.99 - $101.00
Residential Mortgage-Backed Securities — Non- Agency (Interest Only Securities, Collateral Strip Rate Securities)	$4,221,535	Methods of Comparables/Consensus Pricing	Offered Quotes	$1.03 - 4.24
Residential Mortgage- Backed Securities — Non-Agency (Interest Only Securities)	$891,260	Methods of Comparables/Consensus Pricing	Offered Quotes	$14.67
Corporate Bonds	$56,250	Methods of Comparables/Consensus Pricing	Offered Quotes	$2.50

*	The Methods of Comparables/Consensus Pricing valuation technique for Level 3 securities involves gathering observable and unobservable data related to securities that exhibit characteristics that are comparable to that of the Level 3 security, and using such information as an input into the valuation of the Level 3 security. Such observable and unobservable data may include offered quotes (prices offered to the Fund by potential buyers in the market), broker quotes, and vendor prices for the comparable securities.

Level 3 Valuation Process:    Investments classified within Level 3 of the fair value hierarchy may be fair valued by the Advisor with approval by the Fund’s Pricing Committee in accordance with procedures approved by the Board of Directors, and under the general oversight of the Board of Directors. The Fund’s Pricing Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Fund’s Pricing Committee reports to the Board of Directors at their regularly scheduled meetings. It is possible that fair value prices will be used by the Fund to a significant extent. The value determined for an investment using the Fund’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Advisor, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Pricing Committee consists of the Chief Risk Officer, Chief Compliance Officer, Treasurer, Assistant Treasurer, Secretary, and a representative from the portfolio management team as well as alternate members as the Board of Directors may from time to time designate. The Pricing Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Fund’s pricing procedures in general.

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification. Dividends received from real estate investments trust securities may include return of capital. Such distributions reduce the cost basis of the respective securities. Distributions, if any, in excess of the cost basis of the security are recognized as capital gains.

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Significant Accounting Policies (Continued)

Distributions:    Distributions to shareholders are recorded on ex-dividend date. The Fund declares and pays, or reinvests, dividends quarterly based on the managed distribution plan adopted by the Fund’s Board of Directors. Under the Plan, the Fund will distribute a cash dividend equal to 7% of the Fund’s net asset value on an annualized basis. The distribution will be based on the Fund’s net asset value as of the previous calendar year-end. The source for the dividend comes from net investment income and net realized capital gains measured on a fiscal year basis. Any portion of the distribution that exceeds income and capital gains will be treated as a return of capital. Under certain conditions, federal tax regulations cause some or all of the return of capital to be taxed as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences may be primarily due to differing treatments for market discount and premium, losses recognized for defaults or write-off on structured debt, losses deferred due to wash sales and spillover distributions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in-capital and may affect net investment income per share.

Derivative Instruments:    Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Fund may not be able to close out a derivative transaction at a favorable time or price.

For the six months ended June 30, 2013, the Fund had the following derivatives and transactions in derivatives, grouped in the following risk categories:

	Equity Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (1)	$—	$80,408	$80,408

Total Value	$—	$80,408	$80,408

Liability Derivatives
Futures Contracts (1)	$(424,423)	$—	$(424,423)

Total Value	$(424,423)	$—	$(424,423)

Statement of Operations:
Realized Gain on:
Futures Contracts	$3,673,924	$76,946	$3,750,870

Total Realized Gain	$3,673,924	$76,946	$3,750,870

Change in Unrealized Appreciation (Depreciation) on:
Futures Contracts	$(326,726)	$54,456	$(272,270)

Total Change in Appreciation (Depreciation)	$(326,726)	$54,456	$(272,270)

Notional Amounts †
Futures Contracts	66	21	87

(1)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
†	Amount represents average number of contracts outstanding during the period in which derivatives trading took place for the Fund.

TCW Strategic Income Fund, Inc.

June 30, 2013

Note 1 — Significant Accounting Policies (Continued)

Futures Contracts:    The Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. The Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When the Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund used the S&P Futures to gain exposure to the broader equity market. The Fund also utilized Treasury futures to help manage daily liquidity as well as interest rate duration and credit market exposure. Futures contracts outstanding at June 30, 2013 are listed in the Fund’s Schedule of Investments.

Swap Agreements:    The Fund may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

The Fund may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When the Fund buys protection, it may or may not own securities of the reference entity. When the Fund sells protection under a credit default swap, the position may have the effect of

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Significant Accounting Policies (Continued)

creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When the Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market the value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Fund are recorded as realized gains and losses, respectively. During the six months ended June 30, 2013, the Fund did not enter into such agreements.

Mortgage-Backed Securities:    The Fund may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Fund may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit (“REMIC”). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Fund may invest in stripped mortgage backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

TCW Strategic Income Fund, Inc.

June 30, 2013

Note 1 — Significant Accounting Policies (Continued)

When-Issued, Delayed-Delivery, and Forward Commitment Transactions:    The Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, the Fund commits to purchase particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If the Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate based on market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract. To guard against the deemed leverage, the Fund segregates cash or securities in the amount or value at least equal to the amount of these transactions.

Repurchase Agreements:    The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, that are secured by U.S. Government obligations and by other securities with select commercial banks and broker-dealers, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. Securities pledged as collateral for repurchase agreements are held by the Fund’s custodian bank or designated subcustodians, under tri-party Master Repurchase Agreements, until maturity of the repurchased agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default (where the market value of the collateral is at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements). In the event of default or bankruptcy by the other party under the Master Repurchase Agreement, realization of the collateral by the Fund may be delayed, limited or wholly denied.

At June 30, 2013, the Fund had investments in repurchase agreements with a gross value of $1,568,714 on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2013.

Security Lending:    The Fund can lend securities to brokers. The brokers must provide collateral, which must be maintained at not less than 100% of the value of the loaned securities, to secure the obligation. The Fund earns income, net of broker fees, by investing the collateral. The Fund did not lend securities any time during the six months June 30, 2013.

Note 2 — Risk Considerations

Market Risk:    Because the value of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund or the Fund could underperform other investments.

Liquidity Risk:    The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Risk Considerations (Continued)

securities may be considered illiquid investments. The Fund may invest in private placements and Rule 144A securities.

Interest Rate Risk:    The value of the Fund’s investments fluctuates in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of the Fund’s investment portfolio, the greater the change in value.

Mortgage-Backed and Other Asset-Backed Securities Risk:    The Fund may invest in mortgage-backed or other asset-backed securities. The values of some mortgage-backed or other asset-backed securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage related-securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If an unanticipated rate of prepayment on underlying mortgages increases the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Derivatives Risk:    Use of derivatives, which at times is an important part of the Fund’s investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Credit Risk:    The value of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline.

The Fund may invest a material portion of its assets in securities of issuers that hold mortgage and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Fund.

Mortgage-backed securities (“MBS”) and Asset-backed securities (“ABS”) are characterized and classified in a variety of different ways. These classifications include a view of the securities’ cash flow structure (pass-through, sequential pay, prepayment-protected, interest-only, principal-only, etc.), the security of the claim on the underlying assets, (senior, mezzanine and subordinated), as well as types of underlying

TCW Strategic Income Fund, Inc.

June 30, 2013

Note 2 — Risk Considerations (Continued)

collateral (prime conforming loans, prime non-conforming loans, Alt-A loans, subprime loans, commercial loans, etc.) In many cases, the classification incorporates a degree of subjectivity: a particular loan might be categorized as “prime” by the underwriting standards of one mortgage issuer while another might classify the loan as “subprime.” In addition to other functions, the risk associated with an investment in a mortgage loan must take into account the nature of the collateral, the form and the level of credit enhancement, the vintage of the loan, the geography of the loan, the purpose of the loan (refinance versus purchase versus equity take-out), the borrower’s credit quality (e.g. FICO score), and whether the loan is a first trust deed or a second lien.

The mortgage industry lacks a single bright-line as to what separates a subprime loan from an Alt-A loan. Often a combination of loan characteristics involving both borrower criteria as well as collateral criteria determine which category a loan is placed in. However, in order to be both conservative and objective as possible, the Adviser applied the following criteria to the Funds’ residential mortgage and asset-backed holdings in coming up with its categorizations:

Sub Prime — Any asset-backed bond whose collateral was residential mortgages, provided that the loans did not belong to the classification of manufactured housing loans.

Alt-A — Any mortgage-backed security whose average borrower FICO score was less than 730 and/or was listed as an Alt-A pool by Bloomberg.

Counterparty Risk:    The Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The exposure to credit and counterparty risks with respect to these financial assets is reflected in fair value recorded in the Fund’s Statements of Assets and Liabilities.

Note 3 — Federal Income Taxes

It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At June 30, 2013, net unrealized appreciation for federal income tax purposes was as follows:

Unrealized Appreciation	$30,000,212
Unrealized (Depreciation)	(11,540,718)

Net Unrealized Appreciation	$18,459,494

Cost of Investments for Federal Income Tax Purposes	$277,756,301

The Fund did not have any unrecognized tax benefits at June 30, 2013, nor were there any increases or decreases in unrecognized tax benefits for the period then ended; and therefore, no interest or penalties were accrued. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 4 — Investment Advisory and Service Fees

As compensation for the services rendered, facilities provided, and expenses borne, the Advisor is paid a monthly fee by the Fund computed at the annual rate of 0.75% of the first $100 million of the Fund’s average managed assets and 0.50% of the Fund’s average managed assets in excess of $100 million.

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Investment Advisory and Service Fees (Continued)

In addition to the management fees, the Fund reimburses, with approval by the Fund’s Board of Directors, a portion of the Advisor’s costs associated in support of the Fund’s Rule 38a-1 compliance obligations, which is included in the Statement of Operations.

Note 5 — Purchases and Sales of Securities

For the six months ended June 30, 2013, purchases and sales or maturities of investment securities (excluding short-term investments) aggregated $72,574,201 and $62,043,527, respectively for non-U.S. Government Securities and aggregated $0 and $6,446,666, respectively, for U.S. Government Securities.

Note 6 — Directors’ Fees

Directors who are not affiliated with the Advisor received, as a group, fees and expenses of $58,545 from the Fund for the six months ended June 30, 2013. Certain Officers and/or Directors of the Fund are also Officers and/or Directors of the Advisor.

Note 7— Restricted Securities

The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities (excluding Rule 144A issues) at June 30, 2013.

Note 8 — Loan Outstanding

The Fund is permitted to borrow for investment purposes. The Fund has entered into a line of credit agreement with The Bank of New York Mellon which permits the Fund to borrow up to $70 million at a rate, per annum, equal to the Federal Funds Rate plus 1.25%. There is also an annual commitment fee of $35,000. The average daily loan balance during the period for which loans were outstanding amounted to $24,342,326, and the weighted average interest rate was 1.39%. Interest expense on the line of credit was $185,496 for the six months ended June 30, 2013. The maximum outstanding loan balance during the six months ended June 30, 2013 was $34,051,000.

Note 9 — Indemnifications

Under the Fund’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Fund. In addition, the Fund entered into an agreement with each of the Directors which provides that the Fund will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by any Director in any proceeding arising out of or in connection with the Director’s services to the Fund, to the fullest extent permitted by the Fund’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote. The Fund has not accrued any liability in connection with such indemnification.

TCW Strategic Income Fund, Inc.

Financial Highlights

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008
Net Asset Value Per Share, Beginning of Period	$5.60		$4.94		$5.52		$4.77		$3.64		$4.27

Income from Operations:
Net Investment Income (1)	0.15		0.43		0.54		0.90		0.78		0.52
Net Realized and Unrealized Gain (Loss) on Investments	0.15		0.78		(0.23)		0.47		0.86		(0.77)

Total from Investment Operations	0.30		1.21		0.31		1.37		1.64		(0.25)

Less Distributions:
Distributions from Net Investment Income	(0.20)		(0.55)		(0.89)		(0.62)		(0.51)		(0.38)

Net Asset Value Per Share, End of Period	$5.70		$5.60		$4.94		$5.52		$4.77		$3.64

Market Value Per Share, End of Period	$5.54		$5.36		$4.85		$5.22		$4.37		$3.07

Total Investment Return (2)	6.99	% (3)	22.42%		10.54%		34.54%		60.97%		(6.32)%
Net Asset Value Total Return(4)	5.29	% (3)	24.95	% (3)	5.50	% (3)	29.53	% (3)	46.61	% (3)	(6.03	)% (3)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$271,861		$266,798		$235,227		$262,582		$227,310		$173,408
Ratio of Expenses Before Interest Expense to Average Net Assets	0.93	% (5)	1.03%		0.98%		1.00%		1.12%		1.10%
Ratio of Interest Expense to Average Net Assets	0.13	% (5)	0.21%		0.27%		0.19%		0.34%		0.65%
Ratio of Total Expenses to Average Net Assets	1.06	% (5)	1.24%		1.26%		1.19%		1.47%		1.75%
Ratio of Net Investment Income to Average Net Assets	5.19	% (5)	7.88%		9.58%		16.67%		18.62%		12.89%
Portfolio Turnover Rate	22.85	% (3)	35.09%		39.63%		49.30%		30.31%		42.44%

(1)	Computed using average shares outstanding throughout the period.
(2)	Based on market price per share, adjusted for reinvestment of distributions.
(3)	For the six months ended June 30, 2013 and not indicative of a full year’s results.
(4)	Based on net asset value per share, adjusted for reinvestment of distributions.
(5)	Annualized.

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Supplemental Information (Unaudited)

Proxy Voting Guidelines

The policies and procedures that the Fund uses to determine how to vote proxies are available without charge. The Board of Directors of the Fund has delegated the Fund’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 1-(877) 829-4768 to obtain a hard copy; or
2.	By going to the SEC website at http://www.sec.gov.

When the Fund receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Fund’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Fund, must prepare and file Form N-PX with the SEC not later than August 31 of each year, which must include the Fund’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 1-(877) 829-4768 to obtain a hard copy; or
2.	By going to the SEC website at http://www.sec.gov.

When the Fund receives a request for the Fund’s proxy voting record, it will send the information disclosed in the Fund’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Fund also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 1-(877) 829-4768 to obtain a hard copy. You may also obtain the Fund’s Form N-Q:

1.	By going to the SEC website at http://www.sec.gov.; or
2.	By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference Room).

Corporate Governance Listing Standards

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund’s Annual CEO Certification certifying compliance with NYSE’s Corporate Governance Listing Standards was submitted to the Exchange on January 17, 2013.

TCW Insight that works for you.™

TCW Strategic Income Fund, Inc.

865 South Figueroa Street Los Angeles, California 90017

866 227 8179

www.tcw.com

Investment Advisor

TCW Investment Management Company 865 South Figueroa Street Los Angeles, California 90017

Transfer Agent, Dividend Reinvestment and Disbursement Agent and Registrar

Computershare Shareowner Services LLC P.O. Box #35835 Pittsburgh, Pennsylvania 15252

Independent Registered Public Accounting Firm

Deloitte & Touche, LLP 350 South Grand Avenue Los Angeles, California 90071

Custodian & Administrator

State Street Bank & Trust Company 200 Clarendon Street Boston, Massachusetts 02116

Legal Counsel

Dechert LLP 1900 K Street N.W. Washington, D.C. 20006

Directors

Charles W. Baldiswieler

Director, President, and Chief Executive Officer

Samuel P. Bell Director

David S. DeVito Director, Treasurer and Chief Financial Officer

John A. Gavin Director

Patrick C. Haden Chairman

Janet E. Kerr Director

Peter McMillan Director

Charles A. Parker Director

Victoria B. Rogers Director

Andrew Tarica Director

Officers

Meredith S. Jackson

Executive Vice President, General Counsel, and Secretary

Hilary G.D. Lord Senior Vice President and Chief Compliance Officer

Peter A. Brown Senior Vice President

George N. Winn Assistant Treasurer

Patrick Dennis Assistant Secretary

Jon-Luc Dupuy Assistant Secretary

TSIsrt9672 8/5/13

Item 2.	Code of Ethics.
Not required for this filing.

Item 3.	Audit Committee Financial Expert.
Not required for this filing.

Item 4.	Principal Accountant Fees and Services.
Not required for this filing.

Item 5.	Audit of Committee of Listed Registrants.
Not required for this filing.

Item 6.	Schedule of Investments.
The Schedule of Investments is included as part of item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not required for this filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not required for this filing.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
None.

Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)	The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not required for this filing

(a)(2)	The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)	Not required for this filing

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Strategic Income Fund, Inc.

By (Signature and Title)
/s/ Charles W. Baldiswieler
Charles W. Baldiswieler
Chief Executive Officer

Date	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Charles W. Baldiswieler
Charles W. Baldiswieler
Chief Executive Officer

Date	August 26, 2013

By (Signature and Title)
/s/ David S. DeVito
David S. DeVito
Chief Financial Officer

Date	August 26, 2013